Fair Value Measurements - Change in Level 3 Fair Value (Details) - Warrant liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in fair value of Level 3 warrant liability
Balance, beginning of period	$ 197	$ 0
Established in 2014		205
Change in Fair Value	(46)	(8)
Liability to reclassification of warrant stockholders	$ (151)
Balance, end of period		$ 197